Schedule of Segment Reporting Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Total revenue	$ 7,968,113	$ 10,886,035	$ 3,793,293	$ 5,004,493	$ 7,025,592
Total cost of revenue	(4,742,970)	(6,479,846)	(2,489,836)	(3,284,841)	(4,708,678)
Gross profit	3,225,143	4,406,189	1,303,457	1,719,652	2,316,914
Operating expenses	(6,433,143)	(8,788,959)	(5,353,281)	(7,062,583)	(5,548,254)
Share based compensation	(68,357)	(93,389)	(407,607)	(537,756)
Interest income	55,668	76,054	80,363	106,023	3,985
Interest expense	(28,194)	(38,518)	(24,025)	(31,696)	(39,152)
Foreign exchange (loss) gain	(32,333)	(44,173)	200,384	264,367	(55,626)
Government grants	49,857	68,114	19,532	25,769	248,067
Other income (expense), net	38,361	52,408			25
Income (loss) before income tax expenses	(3,192,998)	(4,362,274)	(4,181,177)	(5,516,224)	(3,074,041)
Segment loss	(3,192,998)	(4,362,274)	(4,181,177)	(5,516,224)	(3,074,041)
Total assets	7,901,642		7,808,643		2,168,790	$ 10,795,222	$ 10,301,940
Total liabilities	3,290,796		4,774,779		4,351,898	4,495,883	6,299,365
Net assets	4,610,846		3,033,864			6,299,339	4,002,575
Other income (expense), net	15,002	20,496	(131,353)	(173,293)	157,299
NET LOSS	(3,192,998)	(4,362,274)	(4,181,177)	(5,516,224)	$ (3,074,041)
Independent Third Parties [Member]
Total revenue	7,962,901	10,878,915	3,397,380	4,482,165
Related Parties [Member]
Total revenue	$ 5,212	7,120	$ 395,913	522,328
Brokerage Emerging And Another Related Service [Member]
Total revenue		6,703,227		4,157,767
Total cost of revenue		(3,663,750)		(2,702,259)
Gross profit		3,039,477		1,455,508
Operating expenses		(6,823,320)		(6,692,028)
Share based compensation		(93,389)		(537,756)
Interest income		76,054		106,023
Interest expense		(36,818)		(29,431)
Foreign exchange (loss) gain		(43,923)		264,367
Government grants		53,987		25,769
Other income (expense), net		41,880
Income (loss) before income tax expenses		(3,786,050)		(5,407,548)
Segment loss		(3,786,050)		(5,407,548)
Total assets						10,083,418	9,436,152
Total liabilities						3,444,467	5,670,189
Net assets						6,638,951	3,765,963
Other income (expense), net				(171,028)
NET LOSS		(3,786,050)		(5,407,548)
Brokerage Emerging And Another Related Service [Member] | Independent Third Parties [Member]
Total revenue		6,696,107		3,635,439
Brokerage Emerging And Another Related Service [Member] | Related Parties [Member]
Total revenue		7,120		522,328
Estate Management Services And Other Related Services [Member]
Total revenue		4,182,808		846,726
Total cost of revenue		(2,816,096)		(582,582)
Gross profit		1,366,712		264,144
Operating expenses		(1,965,639)		(370,555)
Share based compensation
Interest income
Interest expense		(1,700)		(2,265)
Foreign exchange (loss) gain		(250)
Government grants		14,127
Other income (expense), net		10,528
Income (loss) before income tax expenses		576,224		(108,676)
Segment loss		576,224		(108,676)
Total assets						711,804	865,788
Total liabilities						1,051,416	629,176
Net assets						$ (339,612)	$ 236,612
Other income (expense), net				(2,265)
NET LOSS		576,224		(108,676)
Estate Management Services And Other Related Services [Member] | Independent Third Parties [Member]
Total revenue		4,182,808		846,726
Estate Management Services And Other Related Services [Member] | Related Parties [Member]
Total revenue